1933 Act Rule 485(a)(2)

1933 Act File No. 333-239440

1940 Act File No. 811-23580

May 29, 2024

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Dimensional ETF Trust

File Nos. 333-239440 and 811-23580

Ladies and Gentlemen:

 Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 26/30 (the “Amendment”) to the Registration Statement of Dimensional ETF Trust (the “Trust”). The Amendment is being filed to add three new series of shares, designated as Dimensional US Vector Equity ETF, Dimensional International Vector Equity ETF, and Dimensional Emerging Markets ex China Core Equity ETF (the “Portfolios”), to the Trust.

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission’s staff on the Amendment; and (ii) updating other timely information contained in the prospectus and statement of additional information relating to the Portfolios.

As noted on the facing sheet, the Amendment relates only to the Portfolios, and the Amendment does not affect the prospectuses and statements of additional information of the Trust’s other series of shares.

 Please direct questions or comments relating to this filing to me at (215) 564-8082 or, in my absence, to Jana L. Cresswell, Esquire at (215) 564-8048.

Very truly yours,

/s/ Brian Crowell

Brian Crowell